Dividends (Tables)	12 Months Ended
Mar. 31, 2018
Dividends on Preferred Stock and Common Stock

The following table shows dividends on preferred stock and common stock during the fiscal years ended March 31, 2016, 2017 and 2018:

2016	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock	20	3,572
Common stock	7.75	191,693

Total		195,265

2017	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Eleventh series class XI preferred stock (Note)	10	989
Common stock	7.50	189,013

Total		190,002

2018	Cash dividends
Class of stock	Per share	In aggregate
	(in yen)	(in millions of yen)
Common stock	7.50	190,361

Note:	In July 2016, all shares of the eleventh series class XI preferred stock were converted into common stock and cancelled. Consequently, the amount for the fiscal year does not include interim dividends.